Taxation (Details)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
VAT service percentage	7.00%
Value added tax for goods delivered and rental provided	13.00%
Value added tax for services provided	6.00%
Value added tax for construction projects	9.00%